Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2015	Feb. 29, 2016	Jun. 30, 2015
Document Information [Line Items]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Entity Registrant Name	LV Futures Fund L.P.
Entity Central Index Key	0001428043
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Class A [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding		7,805.656
Entity Public Float			$ 8,037,801
Class B [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding		1,544.368
Entity Public Float			1,411,632
Class C [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding		1,797.850
Entity Public Float			1,939,904
Class Z [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding		9.003
Entity Public Float			$ 9,268